Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000014130 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Merger Fund® VL (Class I/MERVX) at NAV
Average Annual Return, Percent	[1]	8.54%	3.64%	4.37%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
ICE BofA U S Treasury Bill 3 Month Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Treasury Bill 3 Month Index
Average Annual Return, Percent		4.18%	3.17%	2.18%

[1]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.